Climate change and energy transition - Additional information 6 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Climate Change and Energy Transition [Line Items]
Global oil production %	1.50%
Global gas production %	2.00%
Deferred tax	$ 8,173	$ 6,857
Provision for decommissioning and restoration, undiscounted	34,000	32,000
Amount of provisions expected to be utilized	$ 18,801	18,000
Decommissioning term	50 years
Onerous contracts provision	$ 1,000	$ 1,100
Assets tested for exposure to climate related risks		70.00%
Assets exposed to climate related risks		12.00%
Forecast | Retained earnings
Disclosure of Climate Change and Energy Transition [Line Items]
Increase through realisation of merger reserve	234,000
Brazil, Malaysia and Australia
Disclosure of Climate Change and Energy Transition [Line Items]
Deferred tax	$ 1,079	$ 625
All other segments
Disclosure of Climate Change and Energy Transition [Line Items]
Nominal post-tax discount rate	7.50%	7.50%
Renewables and Energy Solutions
Disclosure of Climate Change and Energy Transition [Line Items]
Nominal post-tax discount rate	6.00%	6.00%
Chemical & products and Marketing
Disclosure of Climate Change and Energy Transition [Line Items]
Deferred tax	$ 283	$ 315
Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Planning horizon	10 years
Bottom of range | Chemicals and Products | IEA NZE50 | Forecast
Disclosure of Climate Change and Energy Transition [Line Items]
Decrease in recoverable amount of assets	$ (2,000)	(1,000)
Top of range | Chemicals and Products | IEA NZE50 | Forecast
Disclosure of Climate Change and Energy Transition [Line Items]
Decrease in recoverable amount of assets	$ (3,000)	(2,000)
Actuarial assumption of discount rates
Disclosure of Climate Change and Energy Transition [Line Items]
Range of assumptions, possible increase	1.00%
Actuarial assumption of discount rates | All other segments
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 0	0
Actuarial assumption of discount rates | Bottom of range | Integrated Gas and Upstream segments
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	3,000	1,000
Actuarial assumption of discount rates | Top of range | Integrated Gas and Upstream segments
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	6,000	$ 3,000
Actuarial assumption of discount rates | Top of range | Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	2,000
Actuarial assumption of discount rates | Top of range | Marketing
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 1,000